OTHER NON-CURRENT ASSETS	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS

	2024	2023
Contract assets (Note 11)	$41.6	$41.9
Advance payments for property, plant and equipment	30.0	30.7
Investment in finance leases (Note 15)	135.9	112.2
Non-current receivables	61.5	42.8
Investment tax credits	268.6	325.3
Other	64.7	67.7
	$602.3	$620.6